BORROWINGS - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amount
FHLB long-term advances	$ 19,971	$ 242,428
Subordinated Debt	321,384	170,967
Unamortized debt issuance costs	(2,770)	(1,007)
Finance Lease, Liability	1,860	1,213
Other Long-term Debt	775	775
Total long-term debt	$ 776,202	$ 414,376
Average Rate
Federal Home Loan Bank	1.43%	1.94%
Debt, Weighted Average Interest Rate	4.86%	4.97%
Lessee, Finance Lease, Discount Rate	3.81%	4.48%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Long-term Debt, Weighted Average Interest Rate, at Point in Time	2.25%	3.20%
Maturities of Long-term Debt [Abstract]
2020	$ 20,050
2021	435,065
2022	87
2023	91
2024	96
Thereafter	320,813
Secured Debt	$ 434,982	$ 0
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.35%